ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2018	2019
Employee payroll and welfare payables	$616	$473
Other tax payable	6,413	4,603
Accrued professional and marketing expenses	1,136	5,335
Interest payable	381	234
Deposits payable	407	531
Other payables	1,691	6,126
Total	$10,644	$17,302